Late Remittances	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Late Remittances
9. Late Remittances
During the Plan year ended December 31, 2023, participant contributions in the amount of $1,487 were not remitted within the appropriate time period by the Company. This transaction constitutes a prohibited transaction as defined by ERISA. Lost earnings related to the late remittances of participant contributions were deposited to the participant accounts in 2024. Lost earnings related to the late remittances of participant loan repayments were deposited to the participant accounts in 2025. The Company submitted a Voluntary Fiduciary Correction Program application with respect to these late contributions and received a closing letter from the DOL dated January 15, 2026, approving the corrective action and requiring no further action. The Company also filed the Form 5330 and remitted the related excise taxes in 2025 and has taken the appropriate steps to ensure all future remittances are performed within the prescribed time period.